Long-term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Long-term Investments
8.	Long Term Investments

Equity investments without readily determinable fair values

Equity investments without readily determinable fair values as of the period ended June 30, 2018 and December 31, 2017 are as follow:

	June 30,	December 31,
	2018	2017
Topsgame (i)	$3,365,969	3,365,969
Frequency (ii)	3,000,000	3,000,000
DBOT (iii)	250,000	250,000
Total	$6,615,969	6,615,969

In the first quarter of 2018, we adopted the ASU 2016-01, Financial Instruments — Overall (Subtopic 825-10). Under the new ASC, entities no longer use the cost method of accounting as it was applied before, but it can elect a measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the practical expedient in ASC 820 to estimate fair value using the NAV per share. After management’s assessment of each of these three equity investments, management concluded that these three investments should be accounted for using measurement alternative. Under the alternative, the Company measures these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, and the Company has to make a separate election to use the alternative for each eligible investment and has to apply the alternative consistently from period to period until the investment’s fair value becomes readily determinable. ASU further requires that the Company should use prospective method for all equity investments without readily determinable fair values.

(i)	Investment in Topsgame

On April 13, 2016, SSF entered into a Game Right Assignment Agreement with SSS for the acquisition of certain game IP rights (“Game IP Rights”) for approximately $2.7 million (RMB18 million) in cash. On April 15, 2016, SSF entered into a Capital Increase Agreement with Nanjing Tops Game Co., Ltd. (“Topsgame”) and its shareholders whereby SSF transferred the Game IP Rights acquired from SSS to Topsgame in exchange for 13% of Topsgame’s equity ownership. Topsgame is a PRC company that specializes in the independent development and operation of online, stand-alone and other games as well as the distribution of domestic and overseas games. The Company’s 13% ownership interest does not provide the Company with the right to nor does the Company have representation on the board of directors of Topsgame.

The Company has recognized the cost of the investment in Topsgame, which is a private company with no readily determinable fair value, based on the acquisition cost of Game IP Rights of approximately $2.7 million and accounts for the investment by the cost method.

On September 14, 2016, SSF increased its investment in Topsgame by RMB3,900,000 (approximately $584,000) and maintained its 13% equity ownership of Topsgame. The investment continued to be accounted for as equity investments without readily determinable fair values.

The Company expects to sell its investment interest in Topgain and other owned IP and its investment interest in Frequency (discussed in Note 8 (ii)) to an independent third party with consideration greater than its net book value in 2018. The Company has signed a letter of intent with this third party and management believes it will close this transaction in 2018 on the basis of a valuation report provided by a qualified independent valuation firm. Accordingly, the Company did not make any impairment to either of these long-lived assets as of June 30, 2018.

(ii)	Investment in Frequency

In April 2016, the Company and Frequency Networks Inc. (“Frequency”) entered into a Series A Preferred Stock Purchase Agreement (the “SPA”) for the purchase of 8,566,271 shares of Series A Preferred Stock, Frequency (the “Frequency Preferred Stock”) for a total purchase price of $3 million. The 8,566,271 Series A Preferred Stock represent 9% ownership and voting interest on an as converted basis and does not provide the Company with the right to nor does the Company have representation on the board of directors of Frequency.

The Frequency Preferred Stock is entitled to non-cumulative dividends at the rate of $0.02548 per share per annum, declared at the discretion of Frequency’s board of directors. The Frequency Preferred Stock is also convertible into shares of Frequency common stock at the Company’s election any time after issuance on a 1:1 basis, subject to certain adjustment. Each share of Frequency Preferred Stock also has a liquidation preference of $0.42467 per share, plus any declared but unpaid dividends.

The Company has recognized the cost of the investment in Frequency, which is a private company with no readily determinable fair value, at its cost of $3 million and accounts for the investment by the cost method.

There were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of this investment.

(iii)	Investment in DBOT

In August, 2017, the Company subscribed for a strategic investment of US$250,000 in the Delaware Board of Trade Holdings, Inc. (“DBOT”) to acquire 187,970 common shares. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT’s platform, trading system and technology. The Company accounts for this investment as equity investments without readily determinable fair values, as the Company owns less than 4% of the common shares and the Company has no significant influence over DBOT.

On December 18, 2017, January 12, 2018 and February 28, 2018, the Company entered into three stock purchase agreements with certain existing DBOT shareholders to acquire their owned shares of common stock of DBOT in an aggregate amount of 3,543,546 shares. To acquire those shares, the Company agreed to issue in the aggregate amount of 2,267,869 SSC common stock. The closing of these transactions with DBOT are still pending as it is necessary to obtain approval from FINRA, and the Company has not issued the shares and recorded such as additional investments as of June 30, 2018. Therefore the Company did not change the fair value of this investment.

Equity method investments

Equity method investment movement for the six months ended on June 30, 2018 is as follow:

	June 30, 2018
		December 31, 2017	Addition	Loss on investment	Foreign currency translation adjustments	June 30, 2018
Wecast Internet	(i)	6,044		(1,608)	-	4,436
Hua Cheng	(ii)	353,498		(28,826)	243	324,915
Shandong Media	(iii)	-		-	-	-
BDCG	(iv)	-	9,800,000	-	-	9,800,000
Total		$359,542	9,800,000	(30,434)	243	10,129,351

(i)	Investment in Wecast Internet

In October 2016, the Company’s subsidiary, YOU On Demand (Asia) Ltd., invested RMB1,000,000 (approximately $149,750) in Wecast Internet Limited (“Wecast Internet”) and held its 50% equity ownership. In 2017, Wecast Internet closed its 100% owned subsidiary and the Company received $35,612 from its previous capital investment, and expects to receive the remaining investment from Wecast Internet in 2018.

(ii)	Investment in Hua Cheng

As of the period ended June 30, 2018 and December 31, 2017, the Company held 39% equity ownership in Hua Cheng, and accounted for the investment by the equity method.

(iii)	Investment in Shandong Media

As of the period ended June 30, 2018 and December 31, 2017, the Company held 30% equity ownership in Shandong Media, and accounts for the investment by the equity method. The investment was fully impaired as of June 30, 2018 and December 31, 2017.

(iv)	Investment in BDCG

As of the period ended June 30, 2018 and December 31, 2017, the Company held 60% and 20% equity ownership in BDCG respectively, and accounts for the investment by the equity method, as indicated in Note 4.

9. Long-term Investments

Cost method investments

Cost method investments as of the year ended December 31, 2017 and 2016 are as follow:

	December 31, 2017	December 31, 2016
Topsgame (i)	$3,365,969	$3,156,985
Frequency (ii)	3,000,000	3,000,000
DBOT (iii)	250,000	-
Total	$6,615,969	$6,156,985

(i) Investment in Topsgame

On April 13, 2016, SSF entered into a Game Right Assignment Agreement with SSS for the acquisition of certain game IP rights (“Game IP Rights”) for approximately $2.7 million (RMB18 million) in cash. On April 15, 2016, SSF entered into a Capital Increase Agreement with Nanjing Tops Game Co., Ltd. (“Topsgame”) and its shareholders whereby SSF transferred the Game IP Rights acquired from SSS to Topsgame in exchange for 13% of Topsgame’s equity ownership. Topsgame is a PRC company that specializes in the independent development and operation of online, stand-alone and other games as well as the distribution of domestic and overseas games. The Company’s 13% ownership interest does not provide the Company with the right to nor does the Company have representation on the board of directors of Topsgame.

The Company has recognized the cost of the investment in Topsgame, which is a private company with no readily determinable fair value, based on the acquisition cost of Game IP Rights of approximately $2.7 million and accounts for the investment by the cost method.

On September 14, 2016, SSF increased its investment in Topsgame by RMB 3,900,000 (approximately $584,000) and maintained its 13% equity ownership of Topsgame. The investment continued to be accounted for using the cost method.

The Company plans to sell investment in Topsgame, certain owned IP and investment in Frequency to one independent third party with consideration larger than its net book amount in 2018. The Company already signed the letter of intent with purchaser, and management believed that we can close the deal in 2018, along with one additional valuation report provided by qualified independent valuation firm, the Company did not make any impairment to either of these three long-lived assets as of December 31, 2017.

(ii) Investment in Frequency

In April 2016, the Company and Frequency Networks Inc. (“Frequency”) entered into a Series A Preferred Stock Purchase Agreement (the “SPA”) for the purchase of 8,566,271 shares of Series A Preferred Stock, Frequency (the “Frequency Preferred Stock”) for a total purchase price of $3 million. The 8,566,271 Series A Preferred Stock represent 9% ownership and voting interest on an as converted basis and does not provide the Company with the right to nor does the Company have representation on the board of directors of Frequency.

The Frequency Preferred Stock is entitled to non-cumulative dividends at the rate of $0.02548 per share per annum, declared at the discretion of Frequency’s board of directors. The Frequency Preferred Stock is also convertible into shares of Frequency common stock at the Company’s election any time after issuance on a 1:1 basis, subject to certain adjustment. Each share of Frequency Preferred Stock also has a liquidation preference of $0.42467 per share, plus any declared but unpaid dividends.

The Company has recognized the cost of the investment in Frequency, which is a private company with no readily determinable fair value, at its cost of $3 million and accounts for the investment by the cost method.

There were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of our cost method investments, accordingly the fair value of our cost method investments are not estimated.

(iii) Investment in DBOT

In August, 2017, the Company made a strategic investment of US$250,000 in the Delaware Board of Trade Holdings, Inc. (“DBOT”) to acquire 187,970 common shares. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT’s platform, trading system and technology. The Company accounts for this investment using the cost method, as the Company owns less than 4% of the common shares and the Company has no significant influence over DBOT.

On December 18, 2017, the Company enters into stock purchase agreement with certain existing DBOT shareholders to acquire their owned shares of common stock of DBOT in an aggregate amount of 2,543,546 shares. To acquire those shares, the Company agreed to issue in the aggregate amount of 1,627,869 SSC common stock. The closing of this transaction shall occur within 30 days of the execution of this agreement and obtain necessary approval such as FINRA, and therefore the Company did not issue the shares and recorded it as investment as of December 31, 2017.

Equity method investments

Equity method investment movement for the year of 2017 is as follow:

		December 31, 2017
		January 1, 2017	Capital increase	Loss on investment	Impairment loss	Foreign currency translation adjustments	December 31, 2017
Wecast Internet	(i)	132,782	(35,612)	(93,481)	-	2,355	6,044
Hua Cheng	(ii)	364,897	-	(35,712)	-	24,313	353,498
Shandong Media	(iii)	-	-	-	-	-	-
Total		497,679	(35,612)	(129,193)	-	26,668	359,542

(i) Investment in Wecast Internet

In October 2016, the Company’s subsidiary, YOU On Demand (Asia) Ltd., invested RMB 1,000,000 (approximately $149,750) in Wecast Internet Limited (“Wecast Internet”) and held its 50% equity ownership. In 2017, Wecast Internet closed its 100% owned subsidiary and the Company received $35,612 previous capital investment, and expects to receive the remaining from Wecast Internet in 2018.

(ii) Investment in Hua Cheng

As of the years ended December 31, 2017 and 2016, the Company held 39% equity ownership in Hua Cheng, and accounted for the investment by the equity method.

(iii) Investment in Shandong Media

As of the years ended December 31 2017 and 2016, the Company held 30% equity ownership in Shandong Media, and accounts for the investment by the equity method. The investment was fully impaired as of December 31, 2017 and 2016.